Amounts due from/to related companies, shareholders and directors	12 Months Ended
Dec. 31, 2024
Amounts Due Fromto Related Companies Shareholders And Directors
Amounts due from/to related companies, shareholders and directors	16. Amounts due from/to related companies, shareholders and directors The amounts due from/to related companies, shareholders and directors are unsecured, interest-free and repayable on demand.